Share-based plan	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based plan	Share-based plan
a)    Share-based Plan
The establishment of the Plan was approved by the Board of Director’s meeting on December 6, 2019 and the first grant of RSUs and PSUs was on December 10, 2019.
Under the plan, stocks are awarded at no cost to the recipient upon their grant date. Both RSUs and PSU, are usually granted in a annual basis, their vesting conditions are service-related and they vest at a rate determined in each granted date. The limit to vest is determined at the grant date of each new grant. After the vesting periods, common shares will be issued to the recipients.
Under the Performance Share Unit, stocks are granted to eligible participants and their vesting period and conditions are determined at each new granted also based on the total shareholder return (TSR), including share price growth, dividends and capital returns.
If an eligible participant ceases its relationship with the Group, within the vesting period, the rights will be forfeited, except in limited circumstances that are approved by the board on a case-by-case basis.
b)    Fair value of shares granted
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Company uses certain methodologies to estimate fair value which include the following:
•    Estimation of fair value based on equity transactions with third parties close to the grant date; and
•    Other valuation techniques including share pricing models such as Monte Carlo.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share-based payment or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.
c)    Outstanding shares granted and valuation inputs
The maximum number of shares available for issuance under the share-based plan shall not exceed 5% of the issued and outstanding shares. As of December 31, 2021, the outstanding number of Company reserved under the plans were 18,119,890 (December 31, 2020 - 13,899,648) including RSUs 15,153,830 (December 31, 2021 - 11,079,736) and 2,966,060 PSUs (December 31, 2020 - 2,819,912).
Set out below are summaries of XP Inc's RSU and PSU activity for 2021 and 2020.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1 2020	1,921,669	2,190,377	4,112,046
Granted	9,730,422	629,535	10,359,957
Forfeited	(572,355)	—	(572,355)
Outstanding, December 31, 2020	11,079,736	2,819,912	13,899,648

Outstanding, January 1, 2021	11,079,736	2,819,912	13,899,648
Granted	5,709,046	230,086	5,939,132
Forfeited	(1,634,952)	(83,938)	(1,718,890)
Outstanding, December 31, 2021	15,153,830	2,966,060	18,119,890
No options expired or vested during the periods covered by the above table.
As of December 31, 2021, total compensation expense of the plans was R$654,876 (2020 - R$292,817), including R$93,421 (2020 - R$60,026) of tax provisions.
The original weighted-average grant-date fair value of RSU and PSU shares was US$27 and US$34.56 respectively. In May 2020, the Company decided to update the measurement condition of its PSU shares, replacing the TSR measurement from US Dollars (US$) to Brazilian Reais (R$), being therefore subject to exchange variation. The weighted-average grant-date fair value of PSU shares for the updated plan was US$52.41. The incremental fair value will be recognized as an expense over the period from the modification date to the end of the vesting period. All other conditions of the PSU shares plan have not been modified. The average grant date fair value in the year ended December 31, 2021 was US$40.71.